Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock-Based Compensation Plan
The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2020:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	4,245,000	1
Exercised during fiscal year	2,968,000	1

Outstanding at end of fiscal year	1,277,000	1	13.91	157

Exercisable at end of fiscal year	—	—	—	—

Activities Related to Stock Compensation Program
The following table presents activities related to the stock compensation programs for the fiscal years ended March 31, 2019 and 2020:

	Stock Compensation I		Stock Compensation II
2019	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	13,319,406	182.04
Granted during fiscal year	3,770,065	189.24	6,906,635	189.24
Vested during fiscal year	3,770,065	189.24	5,068,949	187.48
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	15,157,092	183.50

	Stock Compensation I		Stock Compensation II
2020	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	15,157,092	183.50
Granted during fiscal year	5,748,997	159.59	3,281,003	159.59
Vested during fiscal year	5,748,997	159.59	7,014,809	182.07
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	11,423,286	177.51

Total Fair Value of Stock Compensation that Vested and Common Stock Acquired
The following table presents the total fair value of the stock compensation that vested and the total amount of the common stock acquired from the stock market by the trustee for the fiscal years ended March 31, 2019 and 2020:

	2019		2020
	Stock Compensation I	Stock Compensation II	Stock Compensation I	Stock Compensation II
	(in millions of yen)
Fair value of vested shares	713	930	917	1,090
Common stock shares acquired	713	1,307	917	524

Schedule Of Stock-Based Compensation Expense	The following table presents the compensation cost recognized in the stock compensation programs for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions of yen)
Stock Compensation I	—	713	917
Stock Compensation II	868	1,287	1,247